Allowance for Loan Losses - Summary of Activity for Accretable Yield of Purchased Credit-impaired Loan (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Allowance for Credit Loss [Abstract]
Accretable yield, beginning of period	$ 206	$ 307
Accretion of income	25	(126)
Accretable yield, end of period	$ 181	$ 181